Mining Interest, Plant & Equipment - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests, plant and equipment	$ 1,627,810	$ 943,453	$ 749,146
Right-of-Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests, plant and equipment	$ 5,100	$ 4,300